EQUITY	12 Months Ended
Dec. 31, 2019
Disclosure of classes of share capital [abstract]
EQUITY
NOTE 12 – EQUITY

a.	Share capital

As of December 31, 2018, and 2019 the Company’s share capital is composed of ordinary shares, as follows:
	Number of Ordinary Shares
	December 31,
	2018	2019

Authorized share capital	250,000,000	500,000,000

Issued and paid-up share capital	114,933,144	171,269,528

	In USD and NIS
	December 31,
	2018	2019

Authorized share capital (in NIS)	25,000,000	50,000,000

Issued and paid-up share capital (in NIS)	11,493,314	17,126,953

Issued and paid-up share capital (in USD)	3,109,746	4,691,734

b.	Rights related to shares

The ordinary shares confer upon their holders voting and dividend rights and the right to receive assets of the Company upon its liquidation. As of December 31, 2018 and 2019, all outstanding share capital consisted of ordinary shares.
c.	Changes in the Company’s equity

1)
In April 2017, the Company completed an underwritten public offering of 2,254,902 of its ADSs at a public offering price of $12.75 per ADS. The offering raised a total of $28.8 million, with net proceeds of $26.2 million, after deducting fees and expenses.

2)
In July 2017, the Company completed a direct placement to BVF Partners L.P., its largest shareholder, for aggregate gross proceeds of $9.6 million. The placement consisted of 566,372 ADSs, Series A warrants to purchase an additional 198,230 ADSs and Series B warrants to purchase an additional 198,230 ADSs. The Series A warrants have an exercise price of $30.00 per ADS and are exercisable for a term of four years. The Series B warrants have an exercise price of $60.00 per ADS and are also exercisable for a term of four years. Net proceeds from the transaction were $9.5 million, after deducting fees and expenses.

The warrants issued have been classified as a non-current financial liability due to a net settlement provision. This liability was initially recognized at its fair value on the date the contract was entered into and is subsequently accounted for at fair value at each balance sheet date. The fair value changes are charged to non-operating income and expense in the statement of comprehensive loss. The amount of the direct placement consideration initially allocated to the warrants was $1.1 million. Total issuance costs allocable to the warrants were not material.

As of the issuance date, the fair value of the warrants is computed using the Black-Scholes option pricing model. The fair value of the warrants upon issuance was computed based on the then-current price of an ADS, a risk-free interest rate of 1.66% and an average standard deviation of 57.8%.

The fair value of the warrants as of December 31, 2019 was immaterial (December 31, 2018 – $55,000) and was based on the then-current price of an ADS, a risk-free interest rate of 1.59% (December 31, 2018 – 2.47%), an average standard deviation of 80.5% (December 31, 2018 – 55.3%), and on the remaining contractual life of the warrants.

The changes in fair value for the years ended December 31, 2017, 2018 and 2019 of approximately $100,000, $1,200,000 and $52,000 have been recorded as non-operating (expenses) income, on the statement of comprehensive loss.

As of December 31, 2019, none of the warrants had been exercised.

3)
In October 2018, the Company entered into a loan agreement with Kreos Capital. In connection with the loan, Kreos Capital received warrants to purchase 63,837 ADSs at an exercise price of $14.10 per ADS. For more information see Note 19.

4)
In February 2019, the Company completed an underwritten public offering of 1,866,667 of its ADSs and warrants to purchase 1,866,667 ADSs, at a public offering price of $8.25 per ADS and accompanying warrant. The warrants are exercisable immediately, expire five years from the date of issuance and have an exercise price of $11.25 per ADS. The offering raised a total of $15.4 million, with net proceeds of $14.1 million, after deducting fees and expenses. The amount of the offering consideration initially allocated to the warrants was $5.0 million. Total issuance costs initially allocated to the warrants were $0.4 million.

The warrants issued have been classified as a non-current financial liability due to a net settlement provision. This liability was initially recognized at its fair value on the date the contract was entered into and is subsequently accounted for at fair value at each balance sheet date. The fair value changes are charged to non-operating income and expense in the statement of comprehensive loss.

The fair value of the warrants is computed using the Black-Scholes option pricing model. The fair value of the warrants upon issuance was computed based on the then current price of an ADS, a risk-free interest rate of 2.50% and an average standard deviation of 62.8%.

The fair value of the warrants as of December 31, 2019 was $592,000 and was based on the then current price of an ADS, a risk-free interest rate of 1.7%,  an average standard deviation of 64.2%, and on the remaining contractual life of the warrants.

The change in fair value from the date of issuance through December 31, 2019 amounted to $4.4 million.

As of December 31, 2019, none of the warrants had been exercised.
d.	Share purchase agreements

1)
In May 2014, BioLineRx and Lincoln Park Capital Fund, LLC (“LPC”), entered into a $20 million, 36-month purchase agreement, together with a registration rights agreement, whereby LPC agreed to purchase, from time to time, up to $20 million of BioLineRx’s ADSs, subject to certain limitations, during the 36-month term of the purchase agreement.

In consideration for entering into the agreement, BioLineRx paid to LPC an initial commitment fee of $300,000, paid via the issuance of 10,000 ADSs, and agreed to pay a further commitment fee of up to $500,000, pro rata, as the facility was used over time, to be paid in ADSs valued based on the prevailing market prices of BioLineRx’s ADSs at such time.

In connection with the purchase agreement, BioLineRx paid an initial cash finder’s fee to Oberon Securities of $50,000, plus an additional cash finder’s fee equal to 2.0% of the dollar amount of ADSs sold under the new agreement, up to an aggregate additional finder’s fee of $200,000.

The purchase agreement with LPC expired in accordance with its terms in July 2017. On a cumulative basis, from the effective date of the purchase agreement through the date of its expiration, BioLineRx sold a total of 370,040 ADSs to LPC for aggregate gross proceeds of $7,000,000. In connection with these issuances, a total of 9,251 ADSs were issued to LPC as a commitment fee and a total of $140,000 was paid to Oberon Securities as a finder’s fee.

2)
In October 2017, the Company entered into an at-the-market (“ATM”) sales agreement with BTIG, LLC (“BTIG”), pursuant to which the Company may, at its sole discretion, offer and sell through BTIG, acting as sales agent, ADSs having an aggregate offering price of up to $30.0 million throughout the period during which the ATM facility remains in effect. The Company will pay BTIG a commission of 3.0% of the gross proceeds from the sale of ADSs under the facility.

During the year ended December 31, 2019, BioLineRx issued a total of 1,884,189 ADSs for total net proceeds of $6.2 million. From the effective date of the agreement through December 31, 2019, 2,246,802 ADSs were sold under the program for total gross proceeds of $11.5 million, leaving an available balance under the facility of $18.5 million as of December 31, 2019.

e.	Share-based payments

1)	Share Incentive plan – general

In 2003, BioLineRx adopted the 2003 Share Incentive Plan (the “Plan”). The Plan provides for the granting of stock options and ordinary shares to the Company’s employees, directors, consultants and other service providers. Options are issued at the determination of the Board of Directors in accordance with applicable law. The options are generally exercisable for a ten-year period and the grants generally vest over a four-year period. In 2013, the Company’s Board of Directors approved amendments to the Plan to take into account changes in laws and regulations that had occurred since its adoption and to extend the term of the plan until November 2023. In 2016, the Board of Directors approved amendments to the Plan to allow the grant of restricted stock units (“RSUs”) and performance stock units (“PSUs”).

PSUs are RSUs that are linked to any one or more performance goals (in addition to, or in lieu of, time-based vesting terms) determined appropriate by the Board of Directors. Once vested, each PSU granted is equivalent to one ordinary share. The specific performance goals, as well as the time period associated with achieving such goals, are approved by the Board and are set forth in the grantee’s grant agreement. To date, each PSU grant has had between three to five performance goals on which vesting is based, each such goal being either a specified Company milestone and or the success of a specific project, with vesting of 20%-33% on the achievement of each goal. The tranche of PSUs associated with a given milestone expires 12 months after the target date established for that milestone. During 2019, no PSUs were vested in accordance with their original terms.

As of December 31, 2019, there were 19,878,913 ordinary shares issuable upon the exercise of outstanding equity instruments under the Plan.

Ordinary shares resulting from grants under the Plan confer the same rights as all other ordinary shares of BioLineRx.

Company employees and directors are granted options under Section 102 of the Israeli Income Tax Ordinance (the “Ordinance”), primarily under the “capital gains” track. Non-employees of the Company (consultants and other service providers), as well as controlling shareholders in BioLineRx (as this term is defined in Section 32(9) of the Ordinance), are granted options under Section 3(i) of the Ordinance.

In November 2014, December 2015, December 2017 and March 2019 the Company’s Board of Directors approved increases of 1.6 million, 5.0 million, 5.2 million and 9.0 million shares respectively, to the total pool of authorized ordinary shares reserved for purposes of the Plan and any other present or future share incentive plans of the Company, bringing the pool to an aggregate of 23.8 million shares. As of December 31, 2019, there were 2.6 million remaining authorized but unissued ordinary shares in the pool reserved for future share-based incentive grants.

2)	Employee share incentive plan:

The following table contains additional information concerning equity instruments granted to employees and directors under the existing share incentive plans.

	Year ended December 31,
	2017		2018		2019
	Number of options	Weighted average exercise price (in NIS)	Number of options	Weighted average exercise price (in NIS)	Number of options	Weighted average exercise price (in NIS)
Outstanding at beginning of year	4,557,927	6.5	10,651,097	4.4	11,459,697	4.2
Granted	7,292,560	3.5	2,853,080	2.8	11,057,600	1.3
Forfeited and expired	(1,164,961)	6.5	(1,649,090)	4.0	(3,084,834)	3.9
Exercised	(34,429)	0.2	(395,390)	0.4	(73,550)	0.1
Outstanding at end of year*	10,651,097	4.4	11,459,697	4.2	19,358,913	2.6
Exercisable at end of year	2,356,948	7.6	4,489,816	5.9	5,353,089	5.1

*
As of the December 31, 2017, 2018 and 2019, includes 1,178,128, 1,163,018 and 2,225,704 PSUs at an exercise price of 0.10 NIS (par value of ordinary shares), for which performance obligations have not been met.

The total consideration received from the exercise of equity instruments during 2017, 2018 and 2019 was not material.

Set forth below is data regarding the range of exercise prices and weighted-average remaining contractual life (in years) for the equity instruments outstanding at the end of each of the years indicated.

	Year ended December 31,
	2017		2018		2019
Range of exercise prices (in NIS)	Number of options outstanding	Weighted average remaining contractual life (in yrs.)	Number of options outstanding	Weighted average remaining contractual life (in yrs.)	Number of options outstanding	Weighted average remaining contractual life (in yrs.)
Up to 2.00	1,472,702	3.5	1,416,176	8.8	11,676,900	9.9
2.01-5	7,169,770	9.3	8,215,166	8.1	6,341,033	7.3
5.01-10.00	1,213,225	5.9	1,089,875	4.3	822,300	3.9
10.01-20.00	795,400	4.7	738,480	3.3	518,680	3.2
	10,651,097	7.7	11,459,697	7.5	19,358,913	8.6

The fair value of equity instruments granted to employees through December 31, 2019 has been determined using the Black-Scholes option-pricing model. These values are based on the following assumptions as of the applicable grant dates:

	2017	2018	2019
Expected dividend yield	0%	0%	0%
Expected volatility	63%	61%	63%
Risk-free interest rate	2%	3%	3%
Expected life of options (in years)	6	6	6

The remaining unrecognized deferred compensation expense as of December 31, 2019 was $3.1 million. This amount will be expensed in full over the remaining vesting period of the equity instruments.
3)	Stock options to consultants

From inception through December 31, 2016, the Company issued to consultants options for the purchase of 231,523 ordinary shares at a weighted average exercise price of NIS 10.23 per share.

In 2017, the Company issued additional options to consultants for the purchase of 105,000 ordinary shares at a weighted average price of NIS 4.06 per share

In 2018, the Company issued additional options to consultants for the purchase of 35,000 ordinary shares at a weighted average price of NIS 3.48 per share

In 2019, the Company issued additional options to consultants for the purchase of 225,000 ordinary shares at a weighted average price of NIS 0.90 per share

The options to consultants generally vest over four years and may be exercised for periods of between five and ten years. As of December 31, 2019, 520,000 options to consultants were outstanding with a weighted average exercise price of NIS 2.83 per share and a weighted average contractual life of 8.08 years.

Company management estimates the fair value of the options granted to consultants based on the value of services received over the vesting period of the applicable options. The value of such services (primarily in respect of clinical advisory services) is estimated based on the additional cash compensation the Company would need to pay if such options were not granted. The value of services recorded in each of the years 2017, 2018 and 2019 was not material.